Performance Management	Feb. 28, 2026
Destinations Large Cap Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year for the past eight calendar years and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year for the past eight calendar years and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]
Bar Chart Closing [Text Block]
The Fund’s best and worst calendar quarters
Best Quarter: 22.97% (June 30, 2020)
Worst Quarter: (21.43)% (March 31, 2020)
The Fund’s Class I total return (pre-tax) from January 1, 2026 to March 31, 2026 was (5.50)%.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

	1 Year	5 Years	Since Inception (03/20/2017)
Return Before Taxes
Class I	14.81%	11.26%	12.70%
Class Z*	15.01%	11.43%	12.21%
Return After Taxes on Distributions
Class I	12.93%	8.61%	10.91%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	10.07%	8.29%	10.01%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)	17.37%	13.59%	14.36%

*	The Fund’s Class Z shares commenced operations on July 16, 2018.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I and will vary for Class Z.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I and will vary for Class Z.

Performance Availability Website Address [Text]	www.destinationsfunds.com
Performance Availability Phone [Text]	1-877-771-7979
Destinations Large Cap Equity Fund | Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s Class I total return (pre-tax) from January 1, 2026 to March 31, 2026
Bar Chart, Year to Date Return	(5.50%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	22.97%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(21.43%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Destinations Small-Mid Cap Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year for the past eight calendar years and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year for the past eight calendar years and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]
Bar Chart Closing [Text Block]
The Fund’s best and worst calendar quarters
Best Quarter: 29.81% (June 30, 2020)
Worst Quarter: (31.04)% (March 31, 2020)
The Fund’s Class I total return (pre-tax) from January 1, 2026 to March 31, 2026 was 3.77%.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

	1 Year	5 Years	Since Inception (03/20/2017)
Return Before Taxes
Class I	14.04%	8.38%	11.04%
Class Z*	14.22%	8.53%	10.26%
Return After Taxes on Distributions
Class I	11.80%	5.76%	9.05%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	9.18%	5.82%	8.36%
Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)	11.91%	7.26%	9.39%

*	The Fund’s Class Z shares commenced operations on July 16, 2018.

Performance Table One Class of after Tax Shown [Text]	After tax returns are shown only for Class I and will vary for Class Z.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z.

Performance Availability Website Address [Text]	www.destinationsfunds.com
Performance Availability Phone [Text]	1-877-771-7979
Destinations Small-Mid Cap Equity Fund | Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s Class I total return (pre-tax) from January 1, 2026 to March 31, 2026
Bar Chart, Year to Date Return	3.77%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	29.81%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(31.04%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Destinations International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year for the past eight calendar years and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year for the past eight calendar years and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]
Bar Chart Closing [Text Block]
The Fund’s best and worst calendar quarters
Best Quarter: 21.77% (June 30, 2020)
Worst Quarter: (19.69)% (March 31, 2020)
The Fund’s Class I total return (pre-tax) from January 1, 2026 to March 31, 2026 was 1.62%.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

	1 Year	5 Years	Since Inception (03/20/2017)
Return Before Taxes
Class I	30.48%	4.26%	7.68%
Class Z*	30.55%	4.42%	7.25%
Return After Taxes on Distributions
Class I	24.40%	3.26%	7.01%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	19.88%	3.26%	6.15%
FTSE All-World ex US Index (reflects no deduction for fees, expenses, or taxes)	31.95%	8.02%	8.16%

*	The Fund’s Class Z shares commenced operations on July 16, 2018.

Performance Table One Class of after Tax Shown [Text]	After tax returns are shown only for Class I and will vary for Class Z.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z.

Performance Availability Website Address [Text]	www.destinationsfunds.com
Performance Availability Phone [Text]	1-877-771-7979
Destinations International Equity Fund | Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s Class I total return (pre-tax) from January 1, 2026 to March 31, 2026
Bar Chart, Year to Date Return	1.62%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	21.77%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Destinations Equity Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year for the past eight calendar years and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year for the past eight calendar years and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund’s average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund’s investment strategy.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]
Bar Chart Closing [Text Block]
The Fund’s best and worst calendar quarters
Best Quarter: 13.45% (December 31, 2022)
Worst Quarter: (24.39)% (March 31, 2020)
The Fund’s Class I total return (pre-tax) from January 1, 2026 to March 31, 2026 was 5.06%.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

	1 Year	5 Years	Since Inception (03/20/2017)
Return Before Taxes
Class I	19.32%	11.45%	8.62%
Class Z*	19.64%	11.64%	9.36%
Return After Taxes on Distributions
Class I	16.94%	10.25%	7.30%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	13.09%	8.95%	6.57%
FTSE All-World Developed Index (reflects no deduction for fees, expenses, or taxes)	22.25%	11.97%	12.04%
FTSE All-World High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes)	26.33%	11.31%	8.50%

*	The Fund’s Class Z shares commenced operations on July 16, 2018

Performance Table One Class of after Tax Shown [Text]	After tax returns are shown only for Class I and will vary for Class Z.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
This table compares the Fund’s average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund’s investment strategy.
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z.

Performance Availability Website Address [Text]	www.destinationsfunds.com
Performance Availability Phone [Text]	1-877-771-7979
Destinations Equity Income Fund | Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s Class I total return (pre-tax) from January 1, 2026 to March 31, 2026
Bar Chart, Year to Date Return	5.06%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	13.45%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(24.39%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Destinations Core Fixed Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year for the past eight calendar years and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year for the past eight calendar years and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]
Bar Chart Closing [Text Block]
The Fund’s best and worst calendar quarters
Best Quarter: 6.73% (December 31, 2023)
Worst Quarter: (5.65)% in (March 31, 2022)
The Fund’s Class I total return (pre-tax) from January 1, 2026 to March 31, 2026 was (0.01)%.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

	1 Year	5 Years	Since Inception (03/20/2017)
Return Before Taxes
Class I	6.55%	(0.42)%	1.29%
Class Z*	6.75%	(0.28)%	1.54%
Return After Taxes on Distributions
Class I	4.90%	(1.75)%	0.06%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	3.86%	(0.84)%	0.49%
ICE BofA US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	7.15%	(0.42)%	1.94%

*	The Fund’s Class Z shares commenced operations on July 16, 2018.

Performance Table One Class of after Tax Shown [Text]	After tax returns are shown only for Class I and will vary for Class Z.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z.

Performance Availability Website Address [Text]	www.destinationsfunds.com
Performance Availability Phone [Text]	1-877-771-7979
Destinations Core Fixed Income Fund | Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s Class I total return (pre-tax) from January 1, 2026 to March 31, 2026
Bar Chart, Year to Date Return	(0.01%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	6.73%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(5.65%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Destinations Low Duration Fixed Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year for the past eight calendar years and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year for the past eight calendar years and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund’s average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund’s investment strategy.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]
Bar Chart Closing [Text Block]
The Fund’s best and worst calendar quarters
Best Quarter: 3.92% (June 30, 2020)
Worst Quarter: (5.63)% (March 31, 2020)
The Fund’s Class I total return (pre-tax) from January 1, 2026 to March 31, 2026 was 1.35%.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

	1 Year	5 Years	Since Inception (03/20/2017)
Return Before Taxes
Class I	5.77%	4.80%	3.66%
Class Z*	5.96%	4.98%	4.14%
Return After Taxes on Distributions
Class I	3.20%	2.53%	1.76%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	3.39%	2.68%	1.96%
ICE BofA US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	7.15%	(0.42)%	1.94%
ICE BofA US Corporate & Government 1-3 Year Index (reflects no deduction for fees, expenses, or taxes)	5.31%	1.97%	2.21%

*	The Fund’s Class Z shares commenced operations on July 16, 2018.

Performance Table One Class of after Tax Shown [Text]	After tax returns are shown only for Class I and will vary for Class Z.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
This table compares the Fund’s average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund’s investment strategy.
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z.

Performance Availability Website Address [Text]	www.destinationsfunds.com
Performance Availability Phone [Text]	1-877-771-7979
Destinations Low Duration Fixed Income Fund | Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s Class I total return (pre-tax) from January 1, 2026 to March 31, 2026
Bar Chart, Year to Date Return	1.35%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	3.92%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(5.63%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Destinations Global Fixed Income Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year for the past eight calendar years and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year for the past eight calendar years and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]
Bar Chart Closing [Text Block]
The Fund’s best and worst calendar quarters
Best Quarter: 7.62% (June 30, 2020)
Worst Quarter: (9.19)% (March 31, 2020)
The Fund’s Class I total return (pre-tax) from January 1, 2026 to March 31, 2026 was 0.68%.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

	1 Year	5 Years	Since Inception (03/20/2017)
Return Before Taxes
Class I	7.22%	4.77%	4.23%
Class Z*	7.42%	4.94%	4.62%
Return After Taxes on Distributions
Class I	4.31%	2.37%	2.14%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	4.24%	2.59%	2.31%
ICE BofA Global Broad Market Index (USD Hedged) (reflects no deduction for fees, expenses, or taxes)	5.07%	(0.24)%	1.97%
*	The Fund’s Class Z shares commenced operations on July 16, 2018.

Performance Table One Class of after Tax Shown [Text]	After tax returns are shown only for Class I and will vary for Class Z.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z.

Performance Availability Website Address [Text]	www.destinationsfunds.com
Performance Availability Phone [Text]	1-877-771-7979
Destinations Global Fixed Income Opportunities Fund | Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s Class I total return (pre-tax) from January 1, 2026 to March 31, 2026
Bar Chart, Year to Date Return	0.68%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.62%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(9.19%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Destinations Municipal Fixed Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year for the past eight calendar years and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year for the past eight calendar years and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]
Bar Chart Closing [Text Block]
The Fund’s best and worst calendar quarters
Best Quarter: 5.43% (December 31, 2023)
Worst Quarter: (4.99)% (March 31, 2022)
The Fund’s Class I total return (pre-tax) from January 1, 2026 to March 31, 2026 was (0.09)%.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

	1 Year	5 Years	Since Inception (03/20/2017)
Return Before Taxes
Class I	3.58%	0.70%	1.72%
Class Z*	3.81%	0.86%	2.06%
Return After Taxes on Distributions
Class I	3.58%	0.69%	1.66%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	3.27%	1.07%	1.75%
ICE BofA US Municipal Securities 2-12 Year Index (reflects no deduction for fees, expenses, or taxes)	5.22%	1.16%	2.32%

*	The Fund’s Class Z shares commenced operations on July 16, 2018.

Performance Table One Class of after Tax Shown [Text]	After tax returns are shown only for Class I and will vary for Class Z.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z.

Performance Availability Website Address [Text]	www.destinationsfunds.com
Performance Availability Phone [Text]	1-877-771-7979
Destinations Municipal Fixed Income Fund | Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s Class I total return (pre-tax) from January 1, 2026 to March 31, 2026
Bar Chart, Year to Date Return	(0.09%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	5.43%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(4.99%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Destinations Multi Strategy Alternatives Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year for the past eight calendar years and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year for the past eight calendar years and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]
Bar Chart Closing [Text Block]
The Fund’s best and worst calendar quarters
Best Quarter: 13.31% (June 30, 2020)
Worst Quarter: (12.18)% (March 31, 2020)
The Fund’s Class I total return (pre-tax) from January 1, 2026 to March 31, 2026 was (1.13)%.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

	1 Year	5 Years	Since Inception (03/20/2017)
Return Before Taxes
Class I	5.41%	5.12%	4.92%
Class Z*	5.61%	5.30%	5.23%
Return After Taxes on Distributions
Class I	3.39%	3.12%	3.20%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	3.31%	3.13%	3.12%
ICE BofA US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	7.15%	(0.42)%	1.94%

*	The Fund’s Class Z shares commenced operations on July 16, 2018.

Performance Table One Class of after Tax Shown [Text]	After tax returns are shown only for Class I and will vary for Class Z.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z.

Performance Availability Website Address [Text]	www.destinationsfunds.com
Performance Availability Phone [Text]	1-877-771-7979
Destinations Multi Strategy Alternatives Fund | Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s Class I total return (pre-tax) from January 1, 2026 to March 31, 2026
Bar Chart, Year to Date Return	(1.13%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	13.31%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(12.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Destinations Shelter Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year for the past four calendar years and by showing how the Fund’s average annual returns for 1 year and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year for the past four calendar years and by showing how the Fund’s average annual returns for 1 year and since the Fund’s inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]
Bar Chart Closing [Text Block]
The Fund’s best and worst calendar quarters
Best Quarter: 7.56% (March 31, 2024)
Worst Quarter: (9.45)% (June 30, 2022)
The Fund’s Class I total return (pre-tax) from January 1, 2026 to March 31, 2026 was (4.47)%.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

	1 Year	Since Inception (10/26/2021)
Return Before Taxes
Class I	11.23%	7.17%
Class Z*	11.43%	7.04%
Return After Taxes on Distributions
Class I	11.21%	7.09%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	6.66%	5.59%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)	17.37%	10.90%

*	The Fund’s Class Z shares commenced operations on November 3, 2021.

Performance Table One Class of after Tax Shown [Text]	After tax returns are shown only for Class I and will vary for Class Z.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z.

Performance Availability Website Address [Text]	www.destinationsfunds.com
Performance Availability Phone [Text]	1-877-771-7979
Destinations Shelter Fund | Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s Class I total return (pre-tax) from January 1, 2026 to March 31, 2026
Bar Chart, Year to Date Return	(4.47%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.56%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(9.45%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Destinations Real Assets Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
From February 1, 2021 through November 13, 2024, the Fund was not an active component in the advisory models that are implemented through the Destinations Funds. During that time, the Fund had de minimis assets that consisted entirely of cash and the Adviser was the sole beneficial owner of the Fund’s shares.
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year for the past eight calendar years and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year for the past eight calendar years and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2025
Bar Chart [Table]
Bar Chart Footnotes [Text Block]
*	As described above, from February 1, 2021 through November 13, 2024, the Fund’s portfolio consisted entirely of cash.

Bar Chart Closing [Text Block]
The Fund’s best and worst calendar quarters
Best Quarter: 20.39% (June 30, 2020)
Worst Quarter: (38.69)% (March 31, 2020)
The Fund’s Class I total return (pre-tax) from January 1, 2026 to March 31, 2026 was 10.16%.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS* (For the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
*	From February 1, 2021 through November 13, 2024, the Fund’s portfolio consisted entirely of cash.

	1 Year	5 Years	Since Inception (03/20/2017)
Return Before Taxes
Class I	19.12%	3.32%	(8.86)%
Class Z*	19.61%	3.40%	(9.93)%
Return After Taxes on Distributions
Class I	17.88%	0.98%	(10.71)%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	11.77%	1.54%	(6.49)%
FTSE All World Developed Index (reflects no deduction for fees, expenses, or taxes)	22.25%	11.97%	12.04%

**	The Fund’s Class Z shares commenced operations on July 16, 2018.

Performance Table One Class of after Tax Shown [Text]	After tax returns are shown only for Class I and will vary for Class Z.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z.

Performance Availability Website Address [Text]	www.destinationsfunds.com
Performance Availability Phone [Text]	1-877-771-7979
Destinations Real Assets Fund | Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s Class I total return (pre-tax) from January 1, 2026 to March 31, 2026
Bar Chart, Year to Date Return	10.16%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	20.39%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(38.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020